UNIT-BASED COMPENSATION - Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	99
Granted during the year
Options outstanding (in shares)	99	99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, weighted average exercise price, beginning balance (in dollars per share)	$ 18.24
Exercise price as of grant date (in dollars per share)
Options outstanding, weighted average exercise price, ending balance	$ 16.10	$ 18.24
Weighted average remaining contractual term (years)	2 years 11 months	3 years 11 months